Long-term Borrowings, Capital Lease Obligations and License Agreements - Summary of Long-term Debt (Details) - USD ($)			12 Months Ended			24 Months Ended
	May 11, 2018	Jul. 01, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Mar. 17, 2016	May 31, 2013
Long-Term Borrowings
Total debt			$ 3,864,201,000	$ 3,150,999,000		$ 3,864,201,000
Less current portion			(20,807,000)	(559,050,000)		(20,807,000)
Noncurrent portion of long-term debt			3,843,394,000	2,591,949,000		3,843,394,000
Net proceeds	$ 1,340,000,000
Debt instruments
Interest expense			163,400,000	118,200,000	$ 115,400,000
NetSpend, Inc.
Debt instruments
Purchase price of acquisition		$ 1,400,000,000
3.800% Senior Notes due April 1, 2021
Long-Term Borrowings
Total debt			$ 746,430,000	$ 745,000,000		$ 746,430,000
Principal amount							$ 750,000,000
Debt instruments
Stated interest rate (as a percent)			3.80%	3.80%		3.80%	3.80%
Term			5 years	5 years
4.800% Senior Notes due April 1, 2026
Long-Term Borrowings
Total debt			$ 743,734,000	$ 743,042,000		$ 743,734,000
Principal amount							$ 750,000,000
Debt instruments
Stated interest rate (as a percent)			4.80%	4.80%		4.80%	4.80%
Term			10 years	10 years
2.375% Senior Notes due June 1, 2018
Long-Term Borrowings
Total debt				$ 549,532,000
Principal amount								$ 550,000,000
Debt instruments
Stated interest rate (as a percent)			2.375%	2.375%		2.375%		2.375%
Term						5 years
3.750% Senior Notes due June 1, 2023
Long-Term Borrowings
Total debt			$ 545,647,000	$ 544,780,000		$ 545,647,000
Principal amount								$ 550,000,000
Debt instruments
Stated interest rate (as a percent)			3.75%	3.75%		3.75%		3.75%
Term			10 years	10 years
4.000% Senior Notes due June 1, 2023
Long-Term Borrowings
Total debt			$ 545,801,000			$ 545,801,000
Principal amount	550,000,000
Debt instruments
Stated interest rate (as a percent)			4.00%	4.00%		4.00%
Term			5 years	5 years
4.450% Senior Notes due June 1, 2028
Long-Term Borrowings
Total debt			$ 445,439,000			$ 445,439,000
Principal amount	$ 450,000,000
Debt instruments
Stated interest rate (as a percent)			4.45%	4.45%		4.45%
Term						10 years
Unsecured term facility, due February 23, 2021
Long-Term Borrowings
Total debt				$ 368,645,000
Unsecured term facility, due February 23, 2021 | LIBOR
Debt instruments
Margin added to variable rate (as a percent)			1.50%	1.50%
Unsecured revolving loan, due February 23, 2021
Long-Term Borrowings
Total debt				$ 200,000,000
Unsecured revolving loan, due February 23, 2021 | LIBOR
Debt instruments
Margin added to variable rate (as a percent)			1.30%	1.30%
Unsecured revolving loan variable, due April 2023
Long-Term Borrowings
Total debt			$ 805,000,000			$ 805,000,000
Unsecured revolving loan variable, due April 2023 | LIBOR
Debt instruments
Margin added to variable rate (as a percent)			1.30%	1.30%
3.760% note payable due March 20, 2020
Long-Term Borrowings
Total debt			$ 16,450,000			$ 16,450,000
Debt instruments
Stated interest rate (as a percent)			3.76%	3.76%		3.76%
3.600% note payable due December 20, 2020
Long-Term Borrowings
Total debt			$ 15,700,000			$ 15,700,000
Debt instruments
Stated interest rate (as a percent)			3.60%	3.60%		3.60%